Capitalized Software Development Costs - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capitalized Computer Software Net [Abstract]
Capitalized software development costs	$ 5.5	$ 4.9
Capitalized software development costs, amortization expense	$ 4.9	$ 3.0	$ 0.8